Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	UpHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38924
Entity Tax Identification Number	83-3838045
Entity Address, Address Line One	14000 S. Military Trail
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33484
City Area Code	888
Local Phone Number	424-3646
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPH(1)
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001770141
Amendment Flag	false